Net finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Net Finance Costs
Schedule of net finance costs

	Note	12.31.22	12.31.21	12.31.20
Financial income
Financial interest		65	127	74
Other interest	35.a	—	—	88
Total financial income		65	127	162

Financial costs
Commercial interest		(74,586)	(43,305)	(17,592)
Interest and other		(13,034)	(9,132)	(9,317)
Fiscal interest		(8)	(9)	(321)
Bank fees and expenses		(145)	(71)	(33)
Total financial costs		(87,773)	(52,517)	(27,263)

Other financial results
Changes in fair value of financial assets		2,825	7,728	2,907
Loss on debt restructuring		(449)	—	—
Net gain from the cancelattion of Corporate Notes		(363)	6	1,219
Exchange differences		1,478	(3,120)	(8,684)
Adjustment to present value of receivables	38	(338)	(292)	(380)
Recovery of provision for credit RDSA		—	1,130	—
Other financial costs (*)		(4,583)	(2,061)	(617)
Total other financial results		(1,430)	3,391	(5,555)
Total net financial costs		(89,138)	(48,999)	(32,656)

(*)	As of December 31, 2022 and 2021, includes $ 4,252 and $ 1,775 relating to EDELCOS S.A.’s technical assistance, respectively (Note 35).